Share Based Compensation (Details) - Schedule of SARs Activity - Stock Appreciation Rights (SARs) [Member] - ₨ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share Based Compensation (Details) - Schedule of SARs Activity [Line Items]
Number of SARs, outstanding Beginning	1,875,000	1,970,000
Weighted average exercise price in INR, outstanding Beginning	₨ 810	₨ 752
Number of SARs, Granted		80,000
Weighted average exercise price in INR, Granted		₨ 2,056
Number of SARs, Exercised		(175,000)
Weighted average exercise price in INR, Exercised		₨ 722
Number of SARs, Options outstanding Ending	1,875,000	1,875,000
Weighted average exercise price in INR, Options outstanding Ending	₨ 810	₨ 810
Number of SARs, Vested	680,000	417,500
Weighted average exercise price in INR, Vested	₨ 805	₨ 757
Number of SARs, Exercisable	130,000	67,500
Weighted average exercise price in INR, Exercisable	₨ 1,154	₨ 940